Derivative financial instruments - Schedule of Notional Amount of Foreign Exchange (Details) - Foreign currency derivatives - Financial Instruments Held For Hedging - Foreign currency exchange risk - EUR (€)
€ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 835,812	€ 756,316
Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	835,812	756,316
Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	314,100	278,068
Cash flow hedges | CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	402	0
Cash flow hedges | CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	263,735	255,447
Cash flow hedges | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	48,048	53,991
Cash flow hedges | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	55,057	42,435
Cash flow hedges | HKD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	29,877	34,825
Cash flow hedges | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 124,593	€ 91,550